Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Bank Properties and Equipment

Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Furniture, Fixtures and Equipment	Three to 10 years
Computer Software	Three years

Reclassifications of Accumulated Other Comprehensive Loss Items

These reclassifications for the years ended December 31, 2016, 2015 and 2014 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2016			2015			2014
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding (loss) gain on securities available for sale during the year	$(1,340)	$547	$(793)	$(1,262)	$516	$(746)	$11,743	$(4,796)	$6,947
Reclassification adjustment for net gain included in net income (1)	(39)	16	(23)	(1,468)	600	(868)	(50)	20	(30)
Net unrealized (loss) gain on securities available for sale	$(1,379)	$563	$(816)	$(2,730)	$1,116	$(1,614)	$11,693	$(4,776)	$6,917

(1)	All pre-tax amounts are included in non-interest income in the consolidated statements of operations.

Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards

Significant weighted average assumptions used to calculate the fair value of the Options for the years ended December 31, 2016, 2015 and 2014 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2016	2015	2014
Fair value of Options granted during the year	$5.90	$6.16	$8.70
Risk-free rate of return	1.29%	1.35%	1.32%
Expected term in months	50	46	54
Expected volatility	33%	40%	54%
Expected dividends(1)	$—	$—	$—

(1)The Company did not declare cash dividends on its common stock prior to the options granted in 2016. Future option grants will include a dividend assumption.